PROPERTY, SOFTWARE AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, SOFTWARE AND EQUIPMENT, NET	PROPERTY, SOFTWARE AND EQUIPMENT, NET
Property, software and equipment are presented net of accumulated depreciation and amortization and summarized as follows:

	December 31,	June 30,
(in thousands)	2020	2021
Computer equipment	$9,203	$17,459
Furniture and fixtures	8,024	14,764
Tenant improvements	18,945	38,426
Internally developed software	16,992	18,943
Construction in progress	9,756	7,266
Total	62,920	96,858
Less: accumulated depreciation and amortization	(17,086)	(25,780)
Property, software and equipment, net	$45,834	$71,078
Depreciation expense of property and equipment was $1.3 million and $2.1 million for the three and six months ended June 30, 2020, and $3.4 million and $5.8 million for the three and six months ended June 30, 2021.
Amortization expense of internally developed software was $0.9 million and $1.8 million for the three and six months ended June 30, 2020 and $1.5 million and $2.9 million for the three and six months ended June 30, 2021.
PROPERTY, SOFTWARE AND EQUIPMENT, NET
Property, software and equipment are recorded net of accumulated depreciation and summarized by as follows:

	December 31,
(in thousands)	2019	2020
Computer equipment	$4,980	$9,203
Furniture and fixtures	3,761	8,024
Tenant improvements	9,522	18,945
Internally developed software	12,029	16,992
Construction in progress	2,957	9,756
Total	33,249	62,920
Less: accumulated depreciation and amortization	(7,948)	(17,086)
Property, software and equipment, net	$25,301	$45,834
Depreciation and amortization expense of property and equipment for the year ended December 31, 2019 and 2020 was $2.1 million and $5.7 million.
Amortization expense of internally developed software for the year ended December 31, 2019 and 2020 was $3.3 million and $4.2 million.